Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Office and computer equipment	Fixtures and Fittings	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2015	37	—	37
Additions	15	—	15
Disposals	(1)	—	(1)
Effect of foreign currency exchange differences	1	—	1
At December 31, 2016	52	—	52
Depreciation:
At December 31, 2015	23	—	23
Charge for the year	12	—	12
Disposals	(1)	—	(1)
Effect of foreign currency exchange differences	—	—	—
At December 31, 2016	34	—	34
Cost:
At December 31, 2016	52	—	52
Additions	90	280	370
Disposals	—	—	—
Effect of foreign currency exchange differences	—	—	—
At December 31, 2017	142	280	422
Depreciation:
At December 31, 2016	34	—	34
Charge for the year	17	13	30
Disposals	—	—	—
Effect of foreign currency exchange differences	—	—	—
At December 31, 2017	51	13	64
Net book value:
At December 31, 2017	91	267	358
At December 31, 2016	18	—	18